Convertible Notes Payable and Oayable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Convertible And Non-convertible	$ 3,589,931	$ 953,001
Total Convertible And Non-convertible Addition	3,251,420
Total Convertible And Non-convertible Payment	614,490
Total Convertible And Non-convertible Accrued	28,673
Accrued Interest	28,673	24,196
Accrued Interest	9,507
12.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 189
Due Date	10/27/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	4/27/2021
Unpaid Principal Balance		15,000
Conversion Rate	$ 0.20
Addition	$ 15,000
19.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 742
Due Date	3/1/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	912021
Unpaid Principal Balance	$ 120,000
Addition	$ 120,000
Conversion Note	$ 0.20
13.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 243
Annual Interest Rate, From Effective	1.85%
Effective Date	5/5/2021
Unpaid Principal Balance	$ 20,000
Conversion Rate	$ 0.20
Addition	$ 20,000
Due Date	11/5/2021
21.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 129
Due Date	5102022
Annual Interest Rate, From Effective	1.85%
Effective Date	11102021
Unpaid Principal Balance	$ 50,000
Conversion Rate	$ 0.20
Addition	$ 50,000
22.21[Member] | Ainos KY [Member]
Accrued Interest	$ 798
Due Date	11/25/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	11252021
Unpaid Principal Balance	$ 450,000
Conversion Rate	$ 0.20
Addition	$ 450,000
23.21[Member] | Ainos KY [Member]
Accrued Interest	$ 471
Due Date	5/29/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	11/29/2021
Unpaid Principal Balance	$ 300,000
Conversion Rate	$ 0.20
Addition	$ 300,000
24.21[Member] | Ainos KY [Member]
Accrued Interest	$ 124
Due Date	6/29/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	12292021
Unpaid Principal Balance	$ 1,219,000
Conversion Rate	$ 0.20
Addition	$ 1,219,000
14.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 335
Due Date	11/25/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	5/25/2021
Unpaid Principal Balance	$ 30,000
Conversion Rate	$ 0.20
Addition	$ 30,000
9.21 [Member] | StephenChen
Accrued Interest	$ 312
Due Date	4/14/2021
Annual Interest Rate, From Effective	0.13%
Effective Date	1/1/2021
Annual Interest Rate, Following Maturity	10.00%
Addition	$ 145,395
Payment	150,000
Convertible And Other Notes Payable- Related Parties	129,405	134,010
Payment Related Party	150,000
Addition Related Party	145,395
Accrued Interest Related Party	312
15.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 385
Due Date	11/28/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	5/28/2021
Unpaid Principal Balance	$ 35,000
Addition	$ 35,000
Convertable Rate	$ 0.20
16.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 3,117
Due Date	12/9/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	6/9/2021
Unpaid Principal Balance	$ 300,000
Addition	$ 300,000
Convertable Rate	$ 0.20
17.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,047
Due Date	12/21/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	6/21/2021
Unpaid Principal Balance	$ 107,000
Addition	$ 107,000
Convertable Rate	$ 0.20
18.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 498
Due Date	1/2/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	7/2/2021
Unpaid Principal Balance	$ 54,000
Addition	$ 54,000
Conversion Note	$ 0.20
20.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,429
Due Date	3/28/2022
Annual Interest Rate, From Effective	1.85%
Effective Date	9/28/2021
Unpaid Principal Balance	$ 300,000
Addition	$ 300,000
Conversion Note	$ 0.20
Total [Member] | Ainos KY [Member]
Accrued Interest	$ 25,224
Unpaid Principal Balance	3,376,526	670,991
Payment	363,490
Addition	3,069,025
Convertible And Other Notes Payable- Related Parties	3,000,000	3,000,000
Accrued Interest- Related Parties	9,507
Dr. Stephen T. Chen [Member]
Accrued Interest	15,717
Unpaid Principal Balance	376,526	670,991
Payment	363,490
Addition	69,025
Dr. Stephen T. Chen [Member] | 1.16 [Member]
Accrued Interest	$ 5,839
Due Date	Payable on demand
Annual Interest Rate, From Effective	0.75%
Effective Date	1/30/2016
Unpaid Principal Balance	$ 114,026	114,026
Conversion Rate	$ 0.17
Dr. Stephen T. Chen [Member] | 2.16 [Member]
Accrued Interest	$ 9,878
Due Date	Payable on demand
Annual Interest Rate, From Effective	0.65%
Effective Date	3/18/2016
Unpaid Principal Balance	$ 262,500	262,500
Conversion Rate	$ 0.19
Dr. Stephen T. Chen [Member] | 3.19 [Member]
Accrued Interest	$ 0
Due Date	9/1/2020
Annual Interest Rate, From Effective	1.85%
Effective Date	912019
Unpaid Principal Balance	$ 0	39,620
Conversion Rate	$ 0.25
Payment	$ (39,620)
Annual Interest Rate, Following Maturity	10.00%
Dr. Stephen T. Chen [Member] | 4.19 [Member]
Accrued Interest	$ 0
Due Date	12/31/2020
Annual Interest Rate, From Effective	1.61%
Effective Date	1212019
Unpaid Principal Balance	$ 0	14,879
Conversion Rate	$ 0.25
Payment	$ (14,879)
Annual Interest Rate, Following Maturity	10.00%
Dr. Stephen T. Chen [Member] | 6.20 [Member]
Accrued Interest	$ 0
Due Date	1/1/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	112020
Unpaid Principal Balance	$ 0	216,600
Conversion Rate	$ 0.25
Payment	$ 216,600
Annual Interest Rate, Following Maturity	10.00%
Dr. Stephen T. Chen [Member] | 7.20 [Member]
Accrued Interest	$ 0
Due Date	1/2/2021
Annual Interest Rate, From Effective	1.60%
Effective Date	112020
Unpaid Principal Balance	$ 0	23,366
Conversion Rate	$ 0.25
Payment	$ 23,366
Annual Interest Rate, Following Maturity	10.00%
Dr. Stephen T. Chen [Member] | 10.21 [Member]
Accrued Interest	$ 0
Due Date	4/1/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	112021
Unpaid Principal Balance		0
Payment	$ 59,025
Annual Interest Rate, Following Maturity	1.85%
Convertible Rate	$ 0.25
Addition	$ 59,025
Dr. Stephen T. Chen [Member] | 11.21 [Member]
Accrued Interest	$ 0
Due Date	5/1/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	412021
Unpaid Principal Balance		0
Conversion Rate	$ 0.25
Payment	$ 10,000
Annual Interest Rate, Following Maturity	10.00%
Addition	$ 10,000
i2China Management Group LLC [Member] | 8b.20 [Member]
Accrued Interest	$ 3,137
Due Date	1/1/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	1/1/2020
Unpaid Principal Balance	$ 84,000	84,000
Annual Interest Rate, Following Maturity	10.00%
i2China Management Group LLC [Member] | 11.21 [Member]
Accrued Interest	$ 0
Due Date	4/1/2021
Annual Interest Rate, From Effective	1.85%
Effective Date	112020
Payment	$ 37,000
Annual Interest Rate, Following Maturity	10.00%
Addition	$ 37,000
Convertable Rate	$ 0.25
i2China Management Group LLC [Member] | Total [Member]
Accrued Interest	$ 25,224
Unpaid Principal Balance	3,376,526	734,991
Payment	464,490
Addition Related Party	37,000
Addition	3,106,025
Convertible And Other Notes Payable- Related Parties	10	64,000
Payment- Related Parties	101,000
i2China Management Group LLC [Member] | 5.19 [Member]
Unpaid Principal Balance	$ 0	16,000
Due Date	9/1/2020
Payment	$ 16,000
Accrued Interest	$ 0
Annual Interest Rate Following	10.00%
Annual Interest Rate From,effective	1.85%
Convertable Rate	$ 0.25
Effective Date	9/1/2019
i2China Management Group LLC [Member] | 8a.20 [Member]
Accrued Interest	$ 0
Due Date	1/1/2021
Effective Date	1/1/2020
Unpaid Principal Balance	$ 0	48,000
Payment	$ 48,000
Annual Interest Rate, Following Maturity	10.00%
Annual Interest Rate From,effective	1.85%
Convertable Rate	$ 0.25
i2 China | 8b.20 [Member]
Payment	$ 0
Addition	0
Notes Payable- Non-related Party	84,000	84,000
Notes Payable- Non-related Accrued	3,137
Total Notes Payable	213,405	$ 218,010
Total Notes Payable Addition	145,395
Total Notes Payable Payment	150,000
Total Notes Payable Accruel	$ 3,449